UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number: 028-12767


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  303-815-1662

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $       96,861
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
AKAMAI TECHNOLOGIES INC CMN              COM            00971T101  1844.55168    52224 SH       SOLE                SOLE      0    0
ALLIANCEBERNSTEIN HOLDING LP CMN         UNIT LTD PARTN 01881G106    366.2118    16722 SH       SOLE                SOLE      0    0
BERKSHIRE HATHAWAY INC. CLASS B          CL B NEW       084670702   2225.2952    21356 SH       SOLE                SOLE      0    0
CARDTRONICS, INC CMN                     COM            14161H108   717.03552    26112 SH       SOLE                SOLE      0    0
CITIGROUP INC. CMN                       COM NEW        172967424  2268.36176    51274 SH       SOLE                SOLE      0    0
COINSTAR INC CMN                         COM            19259P300  1406.34466    24073 SH       SOLE                SOLE      0    0
CVR REFINING LP CMN                      COMUNIT REP LT 12663P107     8603.12   248000 SH       SOLE                SOLE      0    0
FACEBOOK, INC. CMN CLASS A               CL A           30303M102  1040.26186    40667 SH       SOLE                SOLE      0    0
FIFTH & PACIFIC COMPANIES INC CMN        COM            316645100  1980.05888   104876 SH       SOLE                SOLE      0    0
FORESTAR REAL ESTATE GROUP INC*. CMN     COM            346233109  1106.20344    50604 SH       SOLE                SOLE      0    0
HOMESTREET, INC. CMN                     COM            43785V102  1960.35734    87751 SH       SOLE                SOLE      0    0
INTL GAME TECHNOLOGY CMN                 COM            459902102   1232.7315    74711 SH       SOLE                SOLE      0    0
LIBERTY GLOBAL, INC. CMN CLASS C         COM SER C      530555309 11019.43869   160563 SH       SOLE                SOLE      0    0
LIBERTY MEDIA CORPORATION CMN SERIES A   CL A           531229102  10216.3776    91520 SH       SOLE                SOLE      0    0
CLASS A
LIBERTY VENTURES CMN SERIES  CLASS A     LBT VENT COM A 53071M880   5244.8741    69395 SH       SOLE                SOLE      0    0
LIFELOCK, INC. CMN                       COM            53224V100     178.155    18500 SH       SOLE                SOLE      0    0
M/I HOMES INC CMN                        COM            55305B101    643.5729    26322 SH       SOLE                SOLE      0    0
MASTERCARD INCORPORATED CMN CLASS A      CL A           57636Q104  8973.01766    16582 SH       SOLE                SOLE      0    0
PAIN THERAPEUTICS INC CMN                COM            69562K100  6515.87496  1899672 SH       SOLE                SOLE      0    0
QLT INC. CMN                             COM            746927102  4889.74876   553139 SH       SOLE                SOLE      0    0
RESEARCH IN MOTION LIMITED CMN           COM            760975102     216.675    15000 SH       SOLE                SOLE      0    0
SAKS INCORPORATED CMN                    COM            79377W108  5146.09579   448657 SH       SOLE                SOLE      0    0
THE HOWARD HUGHES CORP CMN               COM            44267D107  1003.28951    11971 SH       SOLE                SOLE      0    0
VALERO ENERGY CORPORATION CMN            COM            91913Y100  6244.04838   137262 SH       SOLE                SOLE      0    0
VANTIV, INC. CMN CLASS A                 CL A           92210H105   619.89888    26112 SH       SOLE                SOLE      0    0
VISA INC. CMN CLASS A                    COM CL A       92826C839  6606.60616    38899 SH       SOLE                SOLE      0    0
VISTEON CORPORATION CMN                  COM NEW        92839U206   1264.5532    21916 SH       SOLE                SOLE      0    0
YANDEX N.V. CMN                          SHS CLASS A    N97284108    3051.009   131850 SH       SOLE                SOLE      0    0
YELP INC. CMN                            CL A           985817105   277.81007    11717 SH       SOLE                SOLE      0    0